CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2017
CONSTRUCTION-IN-PROGRESS [abstract]
Disclosure of construction-in-progress

5                 7 CONSTRUCTION-IN-PROGRESS

	2016	2017
	RMB’000	RMB’000

At 1 January	569,573	790,308
Additions due to business combination	59,992	-
Transfer in from fixed assets for improvement/modifications (Note 6)	206,386	1,311,646
Other additions	1,448,767	2,185,526
Transfer to fixed assets (Note 6)	(1,017,713)	(1,653,431)
Transfer out to fixed assets after improvement/modifications (Note 6)	(471,035)	(1,203,378)
Impairment	(5,662)	-
At 31 December	790,308	1,430,671

Construction-in-progress as at 31 December 2017 mainly comprise of improvement projects for road existing railway equipment in the PRC.

For the year ended 31 December 2017, no interest expense (2016: Nil) had been capitalised in the construction-in-progress balance as there were no third party borrowings during the year.